Financial Instruments and Risk Management (Credit Risk - Maximum Exposure to Credit Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	$ 2,186	$ 1,466
Cash and cash equivalents [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	473	214
Short term investments and deposits [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	91	100
Trade receivables [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	1,418	883
Other receivables [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	45	122
Derivatives [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	145	139
Other non-current assets [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	$ 14	$ 8